Capital Transactions (Details) - USD ($)								1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 10, 2021	Mar. 10, 2021	Mar. 04, 2021	Feb. 08, 2021	Jan. 31, 2021	Jan. 20, 2021	Jan. 12, 2021	Apr. 27, 2021	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jan. 07, 2021	Sep. 01, 2020	Apr. 30, 2020	Jan. 22, 2020	Nov. 21, 2019	Oct. 14, 2019	Mar. 23, 2019
Capital Transactions (Details) [Line Items]
Aggregate share issued															2,000,000		15,000,000	2,000,000	1,253,814
Price per share (in Dollars per share)															$ 2.50		$ 0.90	$ 0.80
Proceeds received (in Dollars)									$ 1,358,144		$ 4,500,000	$ 30,000,000	$ 30,000,000
Warrants an exercise price (in Dollars per share)			$ 0.01													$ 1.80	$ 1.80			$ 2.20
Common stock private placement and warrants	1,530,000
Exercise warrants description											The modification of these warrant agreements lowered the exercise prices to $0.95 per warrant and $1.17 per warrant, respectively, and allowed the holders to exercise the warrants on a cashless basis. In March 2021, the holders exercised 1,630,000 warrants on a cashless basis, resulting in the issuance of 808,891 shares of common stock. The Company recorded the modification and the cashless exercise of the warrants as a reduction of retained earnings, similar to a dividend, and an increase in additional paid-in capital, using a fair value of $1,439,826, estimated according to “free distribution” accounting practice.
share issued			750,000
Exercise price (in Dollars per share)			$ 0.01
Warrant waiver and exercise agreements, description			The Company applied Black-Scholes model and determined the fair value of the warrants to be $1.7 million. Significant estimates and assumptions used included stock price on March 4, 2021 of $2.27 per share, risk-free interest rate of one year of 0.08%, life of 5 years, and volatility of 71.57%.
Warrant exercise agreements (in Dollars)								$ 7,500
Issued common stock (in Dollars)								$ 750,000
Private Placement [Member]
Capital Transactions (Details) [Line Items]
Aggregate share issued														15,000,000
Price per share (in Dollars per share)														$ 1.63
Common stock issuance							15,000,000
Proceeds received (in Dollars)					$ 24,450,000
Registered direct offering [Member]
Capital Transactions (Details) [Line Items]
Aggregate share issued				775,000		478,468
Proceeds received (in Dollars)										$ 834,845
Gross proceeds (in Dollars)				$ 1,620,000		$ 1,070,000.00
Common Stocks Issued For Exercise of Warrants by Holders of Warrants [Member]
Capital Transactions (Details) [Line Items]
Warrant exercise shares	100,000	100,000
Warrants an exercise price (in Dollars per share)	$ 1.32	$ 1.32																		$ 2.20
Common stock private placement and warrants		1,530,000